Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2020	$ 36,943,304	$ 3,024,007	$ (36,119,210)		$ 104	$ 3,848,205
Balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of Vital	$ 2,303,999	1,241,250				3,545,249
Balance, shares	1,200,000
Shares issued for financing	$ 36,092,187					36,092,187
Balance, shares	11,584,657
Share issue costs	$ (4,678,821)	864,060				(3,814,761)
Shares issued for the exercise of RSUs	$ 1,752,052	(1,752,052)
Shares issued for the exercise of RSUs, shares	448,660
Shares issued for exercise of warrants	$ 4,929,790					4,929,790
Shares isued for exercise of warrants, shares	1,939,534
Shares issued for exercise of stock options	$ 1,937,866	(923,743)				1,014,123
Shares issued for exercise of stock options, shares	405,499
Shares issued in lieu of cash	$ 1,757,988					1,757,988
Balance, shares	371,901
Share-based payments		3,952,595				3,952,595
Net loss			(16,202,972)			(16,202,972)
Change in fair value of equity investments at FVOCI				(332,640)		(332,640)
Translation of foreign operations					136,475	136,475
Balance at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,122)					(5,122)
Shares issued for the exercise of RSUs	$ 2,427,801	(2,427,801)
Shares issued for the exercise of RSUs, shares	1,072,595
Shares issued for exercise of warrants	$ 87,170					87,170
Shares isued for exercise of warrants, shares	16,538
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Share-based payments		3,311,024				3,311,024
Net loss			(27,654,364)			(27,654,364)
Change in fair value of equity investments at FVOCI				(98,483)		(98,483)
Translation of foreign operations					447,542	447,542
Balance at Dec. 31, 2022	$ 83,600,089	$ 7,264,340	$ (79,976,546)	$ (431,123)	$ 584,121	$ 11,040,881
Balance, shares at Dec. 31, 2022	34,270,579